CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income (loss)	$ (262,000)	$ 1,018,000	$ 1,446,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,568,000	1,451,000	1,623,000
Impairment charges	935,000	0	0
Share-based payments	186,000	150,000	181,000
Finance income	(201,000)	(149,000)	(51,000)
Finance expense	145,000	137,000	111,000
Amortization of deferred income from government grants	(31,000)	(29,000)	(28,000)
Deferred income taxes	72,000	50,000	82,000
(Gain) Loss on disposal of property, plant and equipment and other	(89,000)	13,000	(103,000)
Gain on the sale of a business	0	0	(403,000)
Change in assets and liabilities:
Receivables, prepayments and other assets	(71,000)	(169,000)	35,000
Inventories	(137,000)	(148,000)	(261,000)
Trade and other payables	(411,000)	(190,000)	60,000
Net change in working capital	(619,000)	(507,000)	(166,000)
Interest received	167,000	123,000	32,000
Interest paid	(118,000)	(121,000)	(96,000)
Income taxes paid	(31,000)	(11,000)	(4,000)
Net cash provided by operating activities	1,722,000	2,125,000	2,624,000
INVESTING ACTIVITIES
Purchases of property, plant and equipment and intangible assets	(625,000)	(1,804,000)	(3,059,000)
Acquisitions, net of cash acquired	(69,000)	0	0
Proceeds from government grants	10,000	138,000	0
Advances and proceeds from sale of property, plant and equipment and intangible assets	56,000	24,000	41,000
Purchases of marketable securities	(1,876,000)	(1,419,000)	(1,302,000)
Proceeds from sale of marketable securities	88,000	10,000	5,000
Proceeds from maturities of marketable securities	1,292,000	935,000	301,000
Proceeds from sale of a business	0	236,000	0
Other investing activities	(1,000)	(2,000)	(44,000)
Net cash used in investing activities	(1,125,000)	(1,882,000)	(4,058,000)
FINANCING ACTIVITIES
Proceeds from issuance of equity instruments	23,000	42,000	168,000
Purchase of treasury stock	(200,000)	0	0
Net proceeds from borrowings	31,000	46,000	971,000
Repayments of debt and lease obligations	(637,000)	(305,000)	(390,000)
Proceeds from government grants	0	5,000	93,000
Other financing activities	(2,000)	0	0
Net cash provided by (used in) financing activities	(785,000)	(212,000)	842,000
Effect of exchange rate changes on cash and cash equivalents	(7,000)	4,000	5,000
Net increase (decrease) in cash and cash equivalents	(195,000)	35,000	(587,000)
Cash and cash equivalents at the beginning of the year	2,387,000	2,352,000	2,939,000
Cash and cash equivalents at the end of the year	$ 2,192,000	$ 2,387,000	$ 2,352,000